SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Report Information

 The financial information of this reportable segment for the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Residential	9,779,218	9,995,205	10,302,910
Personal mobility	8,430,890	9,011,200	9,289,893
SMEs/Corporate	7,973,893	8,311,458	8,454,923
Other services and businesses	257,090	295,297	374,421
Net operating revenue	26,441,091	27,613,160	28,422,147
Operating expenses
Depreciation and amortization	(5,996,157)	(5,630,238)	(5,691,824)
Interconnection	(1,757,277)	(2,674,915)	(3,965,623)
Personnel	(2,618,139)	(2,749,404)	(2,534,222)
Third-party services	(6,154,900)	(6,163,447)	(6,119,733)
Network maintenance services	(1,860,646)	(1,906,789)	(2,328,140)
Handset and other costs	(226,826)	(702,379)	(515,377)
Advertising and publicity	(379,537)	(656,487)	(556,500)
Rentals and Insurance	(3,553,881)	(3,095,667)	(2,119,684)
Provisions/reversals	(860,166)	(779,314)	(656,849)
Allowance for doubtful accounts	(692,935)	(628,605)	(922,779)
Impairment losses	(501,465)
Taxes and other expenses	(902,507)	(1,440,968)	(1,397,982)
Other operating income, net	277,954	3,206,943	2,369,555
OPERATING INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,214,609	4,391,890	3,982,989

FINANCIAL INCOME (EXPENSES)
Financial income	4,493,042	1,332,723	1,375,217
Financial expenses	(11,013,939)	(5,870,193)	(4,677,173)

PRETAX INCOME	(5,306,288)	(145,580)	681,033

Income tax and social contribution	(3,202,817)	(615,406)	(76,610)

LOSS FROM CONTINUING OPERATIONS	(8,509,105)	(760,986)	604,423

Reconciliation of Revenue of the segment and Total Consolidated Revenue Information

In the years ended December 31, 2015, 2014 and 2013, the reconciliation of the revenue of the segment Telecommunications in Brazil and total consolidated revenue is as follows:

	2015	2014	2013
Net operating revenue
Revenue related to the reportable segment	26,441,091	27,613,160	28,422,147
Revenue related to other businesses (i)	912,674	633,939
Consolidated net operating revenue	27,353,765	28,247,099	28,422,147

(i)	In 2014 the Africa and Timor business were consolidated after May 1.

Reconciliation Between the Profit (loss) Before Financial Income (expenses) and Taxes of the segment Telecommunications in Brazil and Consolidated Profit (loss) Before Financial Income (expenses) and Taxes Information

In the years ended December 31, 2015, 2014 and 2013, the reconciliation between the profit (loss) before taxes of the segment telecommunications in Brazil and the consolidated profit (loss) before taxes is as follows:

	2015	2014	2013
Profit (loss) before taxes
Telecommunications in Brazil	(5,306,288)	(145,580)	681,033
Other businesses (i)	(18,682)	209,867
Consolidated income before taxes	(5,324,970)	64,287	681,033

(i)	In 2014 the Africa and Timor business were consolidated after May 1.

Total Assets, Liabilities and Property, Plant and Equipment and Intangible Assets Per Geographic Market

Total assets, liabilities and property, plant and equipment and intangible assets per geographic market as at December 31, 2015 and 2014 are as follows:

	2015
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	91,648,303	81,943,161	25,817,821	11,780,136	3,565,454
Other, primarily Africa	7,686,298	745,000	466,049	943,534	116,030

	2014
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	103,098,596	82,736,984	26,244,309	13,553,821	5,259,714
Other, primarily Africa	7,642,738	851,273	506,347	997,015	110,637